SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Secured Overnight Financing Rate (“SOFR”), closing rate	3.68%	3.87%
Bond percentage, discount (as a percent)	0.0363	0.0364
Norwegian Interbank Offered Rate (“NIBOR”), three-month, closing rate	4.57%	4.07%
Weighted average interest rate on floating rate debt
Debt Instrument [Line Items]
Weighted average interest rate	5.23%	5.25%
Weighted average interest rate on lease debt financing
Debt Instrument [Line Items]
Weighted average interest rate	4.84%	5.02%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate	8.21%	8.27%